Note 5 - Operating Segment Reporting - Total Assets Operating Segment (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Total Assets Line Items
Assets	€ 753,824,000,000	€ 698,690,000,000
Spain [Member]
Total Assets Line Items
Assets	419,475,000,000	365,380,000,000
United States [Member]
Total Assets Line Items
Assets	101,118,000,000	88,529,000,000
Mexico [Member]
Total Assets Line Items
Assets	103,671,000,000	109,079,000,000
Turkey [Member]
Total Assets Line Items
Assets	63,525,000,000	64,416,000,000
South America [Member]
Total Assets Line Items
Assets	57,891,000,000	54,996,000,000
Rest Of Eurasia [Member]
Total Assets Line Items
Assets	26,805,000,000	23,257,000,000
Subtotal [Member]
Total Assets Line Items
Assets	772,485,000,000	705,656,000,000
Corporate Center and other adjustments [Member]
Total Assets Line Items
Assets	(18,661,000,000)	(6,967,000,000)
Total
Total Assets Line Items
Assets	€ 753,824,000,000	€ 698,690,000,000